Income Taxes (Reconciliation Of Income Tax Expense (Benefit) Attributable To Continuing Operations) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense (benefit) at U.S. statutory rate of 35 percent	$ (863)	$ 131	$ (287)
Income attributable to noncontrolling interests	(51)	(65)	(37)
Manufacturers' deduction		1	6
State income taxes (net of federal income tax effects)	(126)	7	(60)
Other	(23)	2	4
Income tax expense (benefit) attributable to continuing operations	$ (1,063)	$ 76	$ (374)